SCHEDULE OF CHANGE IN STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOW (Details) - White River Holdings Corp [Member] - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Balance - beginning	$ 5,701,791	$ (88,308)
Net changes in prices and production costs	4,156,824	(3,871,613)
Net changes in future development costs	16,844	(391,731)
Sales of oil and gas produced, net	(363,095)	(510,189)
Extensions, discoveries and improved recovery
Purchases of reserves		10,563,632
Sales of reserves	(4,343,965)
Revisions of previous quantity estimates	(1,622,927)
Previously estimated development costs incurred
Net change income taxes
Accretion of discount
Balance - ending	$ 3,545,472	$ 5,701,791